Investments (Details 3) - Fixed maturity [Member] $ in Millions	Dec. 31, 2015 USD ($)
Amortized Cost Basis, Fiscal Year Maturity [Abstract]
One year or less	$ 549
After one year through five years	3,358
After five years through ten years	9,738
After ten years	3,503
Fixed maturities amortized cost, Subtotal	17,148
ABS (average life of approximately 5 years)	3,508
MBS (average life of approximately 4 years)	4,247
Amortized Cost	24,903
Fair Value, Fiscal Year Maturity [Abstract]
One year or less	558
After one year through five years	3,534
After five years through ten years	9,762
After ten years	3,582
Fixed maturities fair value, Subtotal	17,436
ABS (average life of approximately 5 years)	3,492
MBS (average life of approximately 4 years)	4,558
Fair Value	$ 25,486
Fair Value Percent, Fiscal Year Maturity [Abstract]
One year or less	2.00%
After one year through five years	14.00%
After five years through ten years	38.00%
After ten years	14.00%
Fixed maturities fair value, Subtotal, Percent	68.00%
ABS (average life of approximately 5 years)	14.00%
MBS (average life of approximately 4 years)	18.00%
Fair value, Total, Percent	100.00%